4. Disposition	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Disposition
4.	Disposition

(1) Disposition of SPI China

On August 30, 2018, the Group entered into a share purchase agreement (the “SPI China disposal agreement”) with Lighting Charm, an affiliate of Ms. Shan Zhou, the spouse of Xiaofeng Peng, the Group’s Chairman of the Board of Directors and Chief Executive Officer. Ms. Shan Zhou, as the beneficial owner of the Group, hold more than 10% equity interest of the Group on December 10, 2018. The agreement has been approved by an independent committee of the Group’s Board of Directors. The SPI China disposal agreement provides that the Group sold Lighting Charm the 100% equity interest of SPI China, which holds all of the Group’s assets and liabilities related to its business in China (the “Acquired Business”). The Group effected an internal restructuring following which SPI China would only hold the Group’s subsidiaries in China, and all the other subsidiaries outside of China would be transferred to the Group. Pursuant to the terms of the SPI China disposal agreement, the consideration for the Acquired Business to be paid by the Lighting Charm to the Group in cash was US$1.00. As of December 10, 2018, the restructuring was completed and the disposition was closed. As a result of the disposition to a principal shareholder for US$1.00, the excess of SPI China’s book value of liabilities over the book value of its assets was recorded as an addition to paid-in capital of $107,867.

Together with the transaction, the Group granted Lighting Charm options to purchase up to 1,000,000 of the Group’s ordinary shares with par value of $0.0001, with an exercise price of US$ 3.80 per share. The options vested immediately and can be exercised at any time on or prior to August 21, 2021. The options were valued using the Binomial option pricing model and the fair value of the options on the grant date was $1,260, which adjusted to the fair value of disposal consideration and was charged into additional paid-in capital.

The Group had made payment on behalf of SPI China for its operation purpose from December 10, 2018 to December 31, 2018, which was considered remote collectability due to the financial position of SPI China, and the Company recorded the amount due from SPI China as a debt forgiveness loss from related parties, with amount of $536 recorded as a reduction of paid-in capital.

The following are revenues and loss from discontinued operations:

	For the years ended December 31,
	2019	2018	2017
Net sales	$–	4,681	5,945
Cost of revenue	–	2,027	6,235
Gross profit (loss)	–	2,654	(290)
General and administrative	–	2,904	8,391
Sales, marketing and customer service	–	887	4,796
Provision for doubtful accounts, notes and other receivable	–	195	7,485
Impairment charges on goodwill and intangible assets	–	–	205
Impairment charges on property, plant and equipment	–	–	3,755
Impairment charges on project assets	–	–	3,354
Impairment charges on finance lease receivable	–	–	23,967
Total operating expense	–	3,986	51,953
Total other expense, net	–	(4,790)	(12,188)
Loss from discontinued operations before income tax	–	(6,122)	(64,431)
Income tax expense	–	–	14
Loss from discontinued operations, net of income tax	$–	(6,122)	(64,445)

(2)	Disposition of Italy Subsidiaries

On September 23, 2019, the Company entered into a sale and purchase agreement with a third party buyer, Theia Investments (Italy) S.r.l. (“Theia”), to sell all the shares it held in SUN ROOF II S.r.l (“SR II”) and SUN ROOF V S.r.l. (“SR V”) for a consideration of $2,802 and $2,014, respectively.

SR II and SR V are two limited liabilities companies established under the Italian law in 2011, which own 3 PV plants for a total of 1.8MW peak capacity and 1 PV plant of 0.9MW peak capacity, respectively. The sale of both SR II and SR V were completed on September 26, 2019. The Company derecognized all the assets, liabilities and equity components of SR II and SR V and recognized a loss of $481 on disposal of SR II and a gain of $96 on disposal of SR V which are included in other income (expense) – others in the consolidated statements of operations.